Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	[1]	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,385	[2]	Taxes	ARGENTINA	ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 2
	38,471	[2]	Royalties	ARGENTINA	ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 3
	158	[2]	Fees	ARGENTINA	ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 4
	3,688	[2]	Taxes	ARGENTINA	ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 5
	20,980	[2]	Royalties	ARGENTINA	ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 6
	1,513	[2]	Fees	ARGENTINA	ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 7
	720	[2]	Taxes	ARGENTINA	ARGENTINA	Río Neuquén	Oil and Gas		Well
#: 8
	8,985	[2]	Royalties	ARGENTINA	ARGENTINA	Río Neuquén	Oil and Gas		Well
#: 9
	340	[2]	Fees	ARGENTINA	ARGENTINA	Río Neuquén	Oil and Gas		Well
#: 10
	1,100	[2]	Royalties	ARGENTINA	ARGENTINA	Rincón del Mangrullo	Oil and Gas		Well
#: 11
	175	[2]	Taxes	ARGENTINA	ARGENTINA	Aguaragüe	Oil and Gas		Well
#: 12
	1,332	[2]	Royalties	ARGENTINA	ARGENTINA	Aguaragüe	Oil and Gas		Well
#: 13
	295	[2]	Fees	ARGENTINA	ARGENTINA	Aguaragüe	Oil and Gas		Well
#: 14
	463	[2]	Taxes	ARGENTINA	ARGENTINA	El Tordillo	Oil and Gas		Well
#: 15
	3,593	[2]	Royalties	ARGENTINA	ARGENTINA	El Tordillo	Oil and Gas		Well
#: 16
	1,197	[2]	Fees	ARGENTINA	ARGENTINA	El Tordillo	Oil and Gas		Well
#: 17
	120	[2],[3]	Royalties	ARGENTINA	ARGENTINA	La Tapera -Puesto Quiroga	Oil and Gas		Well
#: 18
	2,637	[2]	Taxes	ARGENTINA	ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 19
	19,667	[2]	Royalties	ARGENTINA	ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 20
	3,829	[2]	Fees	ARGENTINA	ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 21
	134	[2]	Fees	ARGENTINA	ARGENTINA	Veta Escondida	Oil and Gas		Well
#: 22
	143	[2]	Royalties	ARGENTINA	ARGENTINA	Los Blancos	Oil and Gas		Well
#: 23
	209	[2]	Royalties	ARGENTINA	ARGENTINA	Parva Negra Este	Oil and Gas		Well
#: 24
	522	[2]	Fees	ARGENTINA	ARGENTINA	Parva Negra Este	Oil and Gas		Well
#: 25
	35	[2],[4]	Taxes	ARGENTINA	ARGENTINA	Pampa Energía S.A	Oil and Gas		Well
#: 26
	14,900	[2]	Taxes	ARGENTINA	ARGENTINA	Oil and Gas Exports	Oil and Gas		Well
#: 27
	15,977		Taxes	ARGENTINA	Argentinean Federal Government		Oil and Gas	Oil and Natural Gas	Well
#: 28
	292		Taxes	ARGENTINA	City of Buenos Aires		Oil and Gas	Oil and Natural Gas	Well
#: 29
	823		Taxes	ARGENTINA	Province of Buenos Aires		Oil and Gas	Oil and Natural Gas	Well
#: 30
	497		Taxes	ARGENTINA	Province of Chubut		Oil and Gas	Oil and Natural Gas	Well
#: 31
	3,712		Royalties	ARGENTINA	Province of Chubut		Oil and Gas	Oil and Natural Gas	Well
#: 32
	1,198		Fees	ARGENTINA	Province of Chubut		Oil and Gas	Oil and Natural Gas	Well
#: 33
	7,715		Taxes	ARGENTINA	Province of Neuquén		Oil and Gas	Oil and Natural Gas	Well
#: 34
	89,207		Royalties	ARGENTINA	Province of Neuquén		Oil and Gas	Oil and Natural Gas	Well
#: 35
	6,444		Fees	ARGENTINA	Province of Neuquén		Oil and Gas	Oil and Natural Gas	Well
#: 36
	168		Taxes	ARGENTINA	Province of Rio Negro		Oil and Gas	Oil and Natural Gas	Well
#: 37
	206		Royalties	ARGENTINA	Province of Rio Negro		Oil and Gas	Oil and Natural Gas	Well
#: 38
	51		Fees	ARGENTINA	Province of Rio Negro		Oil and Gas	Oil and Natural Gas	Well
#: 39
	283		Taxes	ARGENTINA	Province of Salta		Oil and Gas	Oil and Natural Gas	Well
#: 40
	1,475		Royalties	ARGENTINA	Province of Salta		Oil and Gas	Oil and Natural Gas	Well
#: 41
	295		Fees	ARGENTINA	Province of Salta		Oil and Gas	Oil and Natural Gas	Well
#: 42
	$ 248		Taxes	ARGENTINA	Province of Santa Fe		Oil and Gas	Oil and Natural Gas	Well

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Naci?n Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Naci?n Argentina as of December 31, 2025 of Pesos 1,455.00 per US dollar was used to make such conversion.
[2]	Sums are rounded, so they may not add up.
[3]	In process of relinquishment.
[4]	Local jurisdictions impose gross income taxes, even tough there in no project located in such jurisdiction. Amounts stated are related with gross income tax imposed by jurisdictions related with commercial development of oil and gas at a company level.